Quarterly Financial Data (Unaudited)	12 Months Ended
Dec. 31, 2016
Quarterly Financial Information Disclosure [Abstract]
Quarterly Financial Data (Unaudited)
Quarterly Financial Data (Unaudited)

Summarized unaudited quarterly financial data for 2016 and 2015 are as follows (in thousands, except per unit amounts):

	First Quarter	Second Quarter	Third Quarter	Fourth Quarter (2)
Year Ended December 31, 2016
Total revenues	$100,998	$152,253	$159,903	$175,872
Total segment gross margin (1)	46,430	59,016	58,793	59,396
Operating loss	(16,097)	(12,790)	(9,724)	(21,617)
Net loss from continuing operations	(17,772)	(12,156)	(5,488)	(8,413)
Income (loss) from discontinued operations	7,169	2,675	(2,310)	(12,249)
Net income (loss) attributable to noncontrolling interest	(3)	954	1,241	574
Net income (loss) attributable to the Partnership	(10,600)	(10,435)	(9,039)	(21,236)
General Partner's Interest in net income (loss)	(97)	(107)	(31)	2
Limited Partners' Interest in net loss	$(10,503)	$(10,328)	$(9,008)	$(21,238)

Limited Partners' income (loss) per unit:
Loss from continuing operations	$(0.49)	$(0.40)	$(0.29)	$(0.33)
Income (loss) from discontinued operations	0.16	0.07	(0.05)	$(0.27)
Net loss	$(0.33)	$(0.33)	$(0.34)	$(0.60)

Year Ended December 31, 2015
Total revenues	$184,937	$227,693	$174,848	$162,826
Total segment gross margin (1)	45,314	44,921	41,445	48,176
Operating loss	(8,785)	(6,815)	(11,114)	(160,403)
Net loss from continuing operations	(12,523)	(11,977)	(15,607)	(159,311)
Income (loss) from discontinued operations	10,596	1,575	(900)	(11,694)
Net income (loss) attributable to noncontrolling interest	4	22	24	(63)
Net loss attributable to the Partnership	(1,932)	(10,425)	(16,532)	(170,939)
General Partner's Interest in net loss	(32)	(66)	(104)	(1,621)
Limited Partners' Interest in net loss	$(1,900)	$(10,358)	$(16,428)	$(169,319)

Limited Partners' income (loss) per unit:
Loss from continuing operations	$(0.41)	$(0.41)	$(0.51)	$(3.58)
Income (loss) from discontinued operations, net of tax	0.25	0.03	(0.02)	(0.27)
Net loss	$(0.16)	$(0.38)	$(0.53)	$(3.85)

(1)
For a definition of total segment gross margin and a reconciliation to its most directly comparable financial measure calculated and presented in accordance with GAAP and a discussion of how we use gross margin to evaluate our operating performance, please read Item 7. "Management's Discussion and Analysis, How We Evaluate Our Operations."

(2)	We recognized goodwill impairment charges of $2.7 million and $148.5 million in the fourth quarters of 2016 and 2015, respectively.